NOTE PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Notes Payable [Abstract]
NOTE PAYABLE
4.	NOTE PAYABLE

On September 30, 2013, the Company entered into the Life Sciences Accelerator Funding Agreement (the “Loan Agreement”) with the Massachusetts Life Sciences Center (“MLSC”), pursuant to which MLSC provided an unsecured subordinated loan in the amount of $1,000,000.   The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, as defined, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.  The Loan Agreement includes warrants to purchase 145,985 shares of the Company’s common stock at an exercise price of $0.27 per share.  The warrants expire on September 30, 2023.  No warrants have been exercised as of March 31, 2014.

Of the $1,000,000, the Company allocated $944,707 to the loan and $55,293 to the warrants.  The warrant valuation was derived with the Black-Scholes option pricing model with the following assumptions:  risk free rate 2.64%, dividend yield 0.0%, expected life of 10 years, and volatility 114%.  The fair value of the warrant was recorded as an increase in the Additional Paid-In Capital account.  The allocation of funds to the warrants resulted in a discount on the loan, which is being amortized to Interest Expense over the life of the loan.  The amount amortized to Interest Expense in the Company’s consolidated statement of operations for the three and six months ended March 31, 2014 was $2,765 and $5,530 respectively.

12.	NOTE PAYABLE

On September 30, 2013, the Company entered into the Life Sciences Accelerator Funding Agreement (the “Loan Agreement”) with the Massachusetts Life Sciences Center (“MLSC”), pursuant to which MLSC will provide an unsecured subordinated loan in the amount of $1,000,000. The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period. The Loan Agreement includes warrants to purchase 145,985 shares of the Company’s common stock at an exercise price of $0.27 per share. The warrants expire on September 30, 2023.

Of the $1,000,000, the Company allocated $944,707 to the loan and $55,293 to the warrants. The warrant valuation was derived with the Black-Scholes option pricing model with the following assumptions: risk free rate 2.64%, dividend yield 0.0%, expected life of 10 years, and volatility 114%. The fair value of the warrant was recorded as an increase to additional paid-in capital. The allocation of funds to the warrants resulted in a discount on the loan, which will be amortized to interest expense over the life of the loan.